9. LONG-TERM PAYABLES (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Schedule Other Long-term payables
	June 30,	December 31,
	2013	2012
	(unaudited)

Total long-term payables	$1,463	$—
Less: Unrealized interest expense	(112)	—
Net long-term payables	$1,351	$—
Long-term payables, current	(644)	—
Long-term payables, non-current	$707	$—

Schedule of Futute Maturities
	Years Ending December 31,
	2013	2014	2015	Total

Long-term payables	$355	$742	$366	$1,463
Less: Unrealized interest expense	(46)	(58)	(8)	(112)
Total long-term payables	$309	$684	$357	$1,351